Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Financial Instruments	The carrying amounts and fair values of the Group's financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:
	Carrying amount			Fair value
	December 31, 2023	June 30, 2024		December 31, 2023	June 30, 2024
	RM	RM	USD	RM	RM	USD
Financial assets
Financial assets at fair value through profit or loss	72,793	74,599	15,814	72,793	74,599	15,814
Financial assets at fair value through other comprehensive income	38,368,829	44,375,928	9,407,260	38,368,829	44,375,928	9,407,260

Liabilities
Warrant liabilities	1,964,335	7,614,909	1,614,286	1,964,335	7,614,909	1,614,286

Schedule of Fair Value Measurement Hierarchy	The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
As at December 31, 2023
Financial assets at fair value through profit or loss	-	-	72,793	72,793
Financial assets at fair value through other comprehensive income	36	-	38,368,793	38,368,829
Financial liabilities, at fair value through profit or loss	-	1,964,335	-	1,964,335

As at June 30, 2024
Financial assets at fair value through profit or loss	-	-	74,599	74,599
Financial assets at fair value through other comprehensive income	2,449,454	-	41,926,474	44,375,928
Financial liabilities, at fair value through profit or loss	-	7,614,909	-	7,614,909

Schedule of Movements in Fair Value Measurements	The movements in fair value measurements within Level 1 during the years are as follow:
	December 31, 2023	June 30, 2024
	RM	RM	USD
Quoted/Unquoted equity shares at fair value through other comprehensive income
At beginning of year	12,819,747	36	8
Addition	369,967	23,738,105	5,032,244
Disposal	(13,891,379)	(14,548,082)	(3,084,050)
Currency realignment	-	66,390	14,074
Total unrealized gain recognized in other comprehensive income/(loss)	701,701	(6,806,995)	(1,443,016)
At end of year	36	2,449,454	519,260